Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 7. Property and Equipment

Property and equipment are primarily located in the United States and China and consisted of the following as of the dates presented (in thousands):

	September 30, 2017 (unaudited)	December 31, 2016 (audited)
Machinery and equipment	$698	$384
Furniture and fixtures	79	164

Subtotal	777	548
Less accumulated depreciation	(387)	(416)

Total	$390	$132

Depreciation expense for the three and nine months ended September 30, 2017 was $48,000 and $122,000, respectively. Depreciation expense for the three and nine months ended September 30, 2016 was $22,000 and $65,000, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment are primarily located in the United States and China and consisted of the following as of the dates presented (in thousands):

	December 31,
	2016	2015
Machinery and Equipment	$384	$322
Tooling, Molds and Software	—	58
Furniture and Fixtures	164	164

	548	544
Less Accumulated Depreciation	416	388

Total	$132	$156

Depreciation expense was $86,000, $92,000 and $146,000 for the years ended December 31, 2016, 2015 and 2014, respectively.